UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
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Address:    540 Madison Ave, 19th Floor
           --------------------------------------------------
            New York, NY 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11124
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
           --------------------------------------------------
Title:      Managing Partner
           --------------------------------------------------
Phone:      212-610-2101
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David Steinhardt         New York, NY                  11/14/07
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:        $238,982
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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

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                                                                                                                 VOTING AUTHORITY
                                                                                                    OTHER
          NAME OF                 TITLE                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT  MANA-
          ISSUER                 OF CLASS      CUSIP     (X $1000)  PRN AMT  PRN  CALL  DISCRETION  GERS      SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMR CORP                            COM       001765106    4,458    200,000  SH            SOLE             200,000
AETNA INC NEW                       COM       00817Y108    4,342     80,000  SH            SOLE              80,000
AGRIUM INC                          COM       008916108    3,535     65,000  SH            SOLE              65,000
AMERICAN EAGLE OUTFITTERS NE        COM       02553E106    5,262    200,000  SH            SOLE             200,000
APOGEE ENTERPRISES INC              COM       037598109    2,594    100,000  SH            SOLE             100,000
APPLE INC                           COM       037833100   12,278     80,000  SH            SOLE              80,000
CELANESE CORP DEL                COM SER A    150870103    2,729     70,000  SH            SOLE              70,000
CORNING INC                         COM       219350105    7,395    300,000  SH            SOLE             300,000
COUNTRYWIDE FINANCIAL CORP          COM       222372104    3,802    200,000  SH            SOLE             200,000
CROWN HOLDINGS INC                  COM       228368106    7,397    325,000  SH            SOLE             325,000
ENDEAVOR ACQUISITION CORP           COM       292577103    7,110    600,000  SH            SOLE             600,000
FORD MTR CO DEL                     COM       345370860    8,490  1,000,000  SH            SOLE           1,000,000
GREAT ATLANTIC & PAC TEA INC        COM       390064103    6,092    200,000  SH            SOLE             200,000
HARTFORD FIN SRVCS GROUP INC        COM       416515104    9,255    100,000  SH            SOLE             100,000
HEINZ H J CO                        COM       423074103   11,550    250,000  SH            SOLE             250,000
                                  GLOBL DEP
IRSA INVERSIONES Y REP SA           RCPT      450047204    4,761    300,000  SH            SOLE             300,000
JOY GLOBAL INC                      COM       481165108    2,543     50,000  SH            SOLE              50,000
KBR INC                             COM       48242W106    9,693    250,000  SH            SOLE             250,000
LABORATORY CORP AMER HLDGS        COM NEW     50540R409    7,823    100,000  SH            SOLE             100,000
LEGG MASON INC                      COM       524901105   16,858    200,000  SH            SOLE             200,000
LEUCADIA NATL CORP                  COM       527288104   12,055    250,000  SH            SOLE             250,000
LOEWS CORP                          COM       540424108   14,505    300,000  SH            SOLE             300,000
MACYS INC                           COM       55616P104   11,312    350,000  SH            SOLE             350,000
OCCIDENTAL PETE CORP DEL            COM       674599105   12,816    200,000  SH            SOLE             200,000
SEARS HLDGS CORP                    COM       812350106    6,360     50,000  SH            SOLE              50,000
STATE STR CORP                      COM       857477103    6,816    100,000  SH            SOLE             100,000
TEMPLE INLAND INC                   COM       879868107   10,526    200,000  SH            SOLE             200,000
USEC INC                            COM       90333E108    7,688    750,000  SH            SOLE             750,000
VALASSIS COMMUNICATIONS INC         COM       918866104    2,899    325,000  SH            SOLE             325,000
                                    UNIT
VICTORY ACQUISITION CORP          99/99/9999  92644D209    7,988    750,000  SH            SOLE             750,000
ACCENTURE LTD                       CL A      G1150G111    8,050    200,000  SH            SOLE             200,000

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